Investments	3 Months Ended
Mar. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments
Investments
Investments in available-for-sale securities at March 31, 2015 were as follows:

Available-for-sale securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in millions)
Current:
Federal government securities	$5.6	$—	$—	$5.6
U.S. corporate bonds	3.4	—	—	3.4
Noncurrent:
Marketable equity securities	6.2	—	(0.5)	5.7
Federal government securities	28.0	0.2	—	28.2
U.S. corporate bonds	15.6	0.1	—	15.7
Total	$58.8	$0.3	$(0.5)	$58.6

Investments in available-for-sale securities at December 31, 2014 were as follows:

Available-for-sale securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		(Dollars in millions)
Current:
U.S. corporate bonds	$11.2	$—	$—	$11.2
Noncurrent:
Marketable equity securities	6.2	—	—	6.2
Federal government securities	32.0	—	—	32.0
U.S. corporate bonds	12.4	—	—	12.4
Total	$61.8	$—	$—	$61.8

The Company classifies its investments as short-term if, at the time of purchase, remaining maturities are greater than three months and up to one year. Such investments are included in "Other current assets" in the condensed consolidated balance sheets. Investments with remaining maturities of greater than one year are classified as long-term and are included in "Investments and other assets" in the condensed consolidated balance sheets. The Company’s investments in marketable equity securities consist of an investment in Winsway Enterprises Holdings Limited (Winsway). Those equity securities are included in "Investments and other assets" in the condensed consolidated balance sheets.
Contractual maturities for available-for-sale investments in debt securities at March 31, 2015 were as shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual maturities for available-for-sale debt securities	Cost	Fair Value
	(Dollars in millions)
Due in one year or less	$9.0	$9.0
Due in one to five years	43.6	43.9
Total	$52.6	$52.9

Proceeds from sales and maturities of debt securities amounted to $10.1 million and $0.4 million for the three months ended March 31, 2015 and 2014, respectively. The Company realized net gains of less than $0.1 million during each of the three months ended March 31, 2015 and 2014 associated with those sales and maturities using the specific identification method. Purchases of debt securities amounted to $7.3 million and $2.0 million for the three months ended March 31, 2015 and 2014, respectively.